Merger Agreement with MedTech Acquisition Corporation (Details) $ / shares in Units, $ in Thousands	Aug. 10, 2023 shares	Nov. 11, 2022 USD ($) $ / shares	Jun. 30, 2023 $ / shares	Apr. 04, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 $ / shares
Series A-1 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Common stock subject to possible redemption, price per share			$ 0.001		$ 0.001	$ 0.001
Series B preferred stock
Merger Agreement with MedTech Acquisition Corporation
Common stock subject to possible redemption, price per share			0.001		0.001	0.001
Series B-1 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Common stock subject to possible redemption, price per share			0.001		0.001	0.001
Series B-2 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Common stock subject to possible redemption, price per share			$ 0.001		$ 0.001	$ 0.001
TriSalus
Merger Agreement with MedTech Acquisition Corporation
Warrants consideration | $		$ 0
TriSalus | MedTech Acquisition Corporation
Merger Agreement with MedTech Acquisition Corporation
Minimum available cash condition | $		60,000		$ 35,000
Aggregate consideration payable | $		220,000
Warrants consideration | $		$ 220,000
Deferred expenses | $					$ 2,719
TriSalus | MedTech Acquisition Corporation | Subsequent event
Merger Agreement with MedTech Acquisition Corporation
Number of TriSalus Common Stock exchanged | shares	890,020,482
Number of MTAC common stock issued | shares	22,000,000
Exchange ratio	0.02471853
TriSalus | MedTech Acquisition Corporation | Series A-1 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Common stock subject to possible redemption, price per share		$ 0.001
TriSalus | MedTech Acquisition Corporation | Series A2 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Common stock subject to possible redemption, price per share		0.001
TriSalus | MedTech Acquisition Corporation | Series A3 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Common stock subject to possible redemption, price per share		0.001
TriSalus | MedTech Acquisition Corporation | Series A4 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Common stock subject to possible redemption, price per share		0.001
TriSalus | MedTech Acquisition Corporation | Series A5 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Common stock subject to possible redemption, price per share		0.001
TriSalus | MedTech Acquisition Corporation | Series A6 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Common stock subject to possible redemption, price per share		0.001
TriSalus | MedTech Acquisition Corporation | Series B preferred stock
Merger Agreement with MedTech Acquisition Corporation
Common stock subject to possible redemption, price per share		0.001
TriSalus | MedTech Acquisition Corporation | Series B-1 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Common stock subject to possible redemption, price per share		0.001
TriSalus | MedTech Acquisition Corporation | Series B-2 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Common stock subject to possible redemption, price per share		0.001
TriSalus | MedTech Acquisition Corporation | Series B-3 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Common stock subject to possible redemption, price per share		$ 0.001